Shareholders' Equity - Summary of Basic Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Basic earnings per common share	€ (0.05)	€ (0.12)
Diluted earnings per common share	€ (0.05)	€ (0.12)
Net result attributable to owners of Aegon Ltd.	€ (52)	€ (201)
Coupons on other equity instruments	(39)	(24)
Earnings attributable to common shares and common shares B	(91)	(225)
Earnings attributable to common shareholders	€ (91)	€ (224)
Weighted average number of common shares outstanding (in millions)	1,663	1,935
Common Stock Series B [member]
Earnings per share [line items]
Basic earnings per common share	€ 0	€ 0
Diluted earnings per common share	€ 0	€ 0
Earnings attributable to common shareholders	€ (1)	€ (1)
Weighted average number of common shares outstanding (in millions)	382	494